UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2019

Date of reporting period: April 30, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
APRIL 30, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.6%
	Shares	Value

BRAZIL — 2.5%
Brasil Bolsa Balcao *	429,613	$3,757,469

Cia de Transmissao de Energia Eletrica Paulista	2,220,252	11,842,318

Equatorial Energia	572,863	11,905,944

Transmissora Alianca de Energia Eletrica	1,327,103	8,872,438

		36,378,169

CHINA — 17.4%
51job ADR *	4,088	377,486

China Merchants Bank, Cl H	532,836	2,638,575

China Resources Gas Group	1,502,080	6,949,997

China Tower, Cl H (A) *	196,851,803	53,193,696

Guangdong Investment	17,281,821	32,381,111

Jiangsu Hengrui Medicine, Cl A	1,525,703	14,890,599

Kingdee International Software Group	6,090,067	7,452,092

Kweichow Moutai, Cl A	281,324	40,673,551

Ping An Insurance Group of China, Cl A	1,124,738	14,374,769

Ping An Insurance Group of China, Cl H	2,098,326	25,261,540

Shanghai International Airport, Cl A	2,201,572	23,081,735

Wuliangye Yibin, Cl A	1,583,646	24,062,167

Yunnan Baiyao Group, Cl A	503,750	6,617,663

ZTO Express Cayman ADR *	172,141	3,430,770

		255,385,751

HONG KONG — 15.5%
AIA Group	5,980,598	60,946,390

CK Infrastructure Holdings	4,124,245	33,486,426

CLP Holdings	1,707,969	19,364,703

Hong Kong Exchanges & Clearing	1,096,050	38,000,051

Link REIT	3,931,429	45,851,806

MTR	5,004,478	29,789,319

		227,438,695

INDIA — 25.7%
Bajaj Finance	337,736	19,336,319

HDFC Bank ADR	1,059,691	75,521,214

Housing Development Finance	3,156,200	90,531,090

Infosys	5,499,244	59,299,355

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDIA (continued)

Kotak Mahindra Bank	1,342,956	$26,771,751

Reliance Industries	2,621,624	52,497,499

Tata Consultancy Services	1,071,623	34,825,484

United Breweries	850,596	17,352,813

		376,135,525

INDONESIA — 6.8%

Bank Central Asia	31,891,646	64,342,794

Bank Rakyat Indonesia Persero	76,985,490	23,608,884

Sarana Menara Nusantara	207,162,413	11,266,728

		99,218,406

MALAYSIA — 0.8%

IHH Healthcare	8,500,925	11,431,889

MEXICO — 1.6%

Bolsa Mexicana de Valores	963,209	1,975,746

Fomento Economico Mexicano ADR	219,130	21,384,897

		23,360,643

NETHERLANDS — 5.7%

Heineken	297,127	32,046,960

Unilever	839,824	50,786,622

		82,833,582

PHILIPPINES — 0.3%

Universal Robina	1,534,742	4,485,319

RUSSIA — 3.2%

Polyus PJSC GDR	359,550	14,094,360

Sberbank of Russia PJSC	6,423,373	22,397,134

Yandex, Cl A *	287,847	10,774,113

		47,265,607

SINGAPORE — 2.5%

Ascendas Real Estate Investment Trust	7,200,564	15,869,594

Singapore Exchange	3,831,270	20,771,946

		36,641,540

SOUTH KOREA — 3.0%

Macquarie Korea Infrastructure Fund	1,782,112	17,162,830

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SOUTH KOREA (continued)

Samsung Fire & Marine Insurance	105,113	$27,354,665

		44,517,495

TAIWAN — 1.3%

Chailease Holding	1,628,358	6,929,519

Taiwan Semiconductor Manufacturing	1,399,143	11,727,065

		18,656,584

THAILAND — 6.2%

Airports of Thailand	3,267,289	7,010,471

Bangkok Dusit Medical Services, Cl F	15,348,596	12,259,646

Bangkok Dusit Medical Services	12,682,798	10,130,348

CP ALL	12,001,447	29,134,288

Electricity Generating	1,824,962	16,920,556

Thai Beverage	24,699,302	15,242,002

		90,697,311

UNITED KINGDOM — 2.1%

Coca-Cola HBC *	875,662	31,289,951

Total Common Stock (Cost $1,223,009,532)		1,385,736,467

PARTICIPATION NOTES — 1.8%

	Shares	Value

CHINA — 1.8%

Kweichow Moutai, Expires 3/31/2020 *	122,802	17,582,326

Wuliangye Yibin, Expires 3/31/2020 *	561,664	8,451,208

Total Participation Notes (Cost $17,904,880)		26,033,534

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
APRIL 30, 2019 (Unaudited)

PREFERRED STOCK — 0.7%

	Shares	Value
BRAZIL — 0.7%
Itausa - Investimentos Itau , 55.50% (Cost $8,864,837)	3,476,754	$ 10,508,681

Total Investments — 97.1% (Cost $1,249,779,249)		$ 1,422,278,682

Percentages are based on Net Assets of $1,465,464,659.

*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

ADR — American Depositary Receipt

    Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint-Stock Company

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
EMERGING MARKETS EQUITY FUND
APRIL 30, 2019 (Unaudited)

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$36,378,169	$—	$—	$36,378,169
China	255,385,751	—	—	255,385,751
Hong Kong	227,438,695	—	—	227,438,695
India	376,135,525	—	—	376,135,525
Indonesia	99,218,406	—	—	99,218,406
Malaysia	11,431,889	—	—	11,431,889
Mexico	23,360,643	—	—	23,360,643
Netherlands	82,833,582	—	—	82,833,582
Philippines	4,485,319	—	—	4,485,319
Russia	47,265,607	—	—	47,265,607
Singapore	36,641,540	—	—	36,641,540
South Korea	44,517,495	—	—	44,517,495
Taiwan	18,656,584	—	—	18,656,584
Thailand	90,697,311	—	—	90,697,311
United Kingdom	31,289,951	—	—	31,289,951

Total Common Stock	$1,385,736,467	$—	$—	$1,385,736,467

Participation Note	—	26,033,534	—	26,033,534
Preferred Stock	10,508,681	—	—	10,508,681

Total Investments in Securities	$1,396,245,148	$26,033,534	$—	$1,422,278,682

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Level 1 and Level 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays.

Transfers, if any, between levels are considered to have occurred as of the end of each reporting period for purposes of this report. Comparing this reporting period ending on April 30, 2019 to the prior period end July 31, 2018, there were no transfers from Level 1 to Level 2 resulting from the fair valuation of foreign equity securities on April 30, 2019. For the period ended April 30, 2019, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

GQG-QH-001-0500

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
APRIL 30, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.8%

	Shares	Value

AUSTRALIA — 1.5%

Macquarie Group	1,729	$163,924

CANADA — 1.0%

Fortis	2,973	109,443

FRANCE — 5.5%

Air Liquide	2,093	278,074

L’Oreal	812	223,043

Safran	749	109,038

		610,155

GERMANY — 2.3%

Deutsche Boerse	1,734	231,057

SAP ADR	196	25,257

		256,314

INDIA — 4.8%

HDFC Bank ADR	4,685	537,135

INDONESIA — 1.0%

Bank Central Asia	54,300	109,553

JAPAN ‡ — 1.4%

Tokio Marine Holdings	3,200	162,113

NETHERLANDS — 4.3%

Heineken	1,308	141,076

Unilever	5,711	345,361

		486,437

SWITZERLAND — 3.2%

Nestle	2,034	195,715

Novartis	2,053	167,645

		363,360

UNITED KINGDOM — 5.1%

AstraZeneca ADR	7,754	292,016

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM (continued)
Diageo	6,718	$283,186

		575,202

UNITED STATES — 67.7%

Communication Services — 9.6%
Alphabet, Cl C *	455	540,759

Charter Communications, Cl A *	514	190,792

Facebook, Cl A *	1,771	342,511

		1,074,062

Consumer Staples — 3.7%
Procter & Gamble	3,875	412,610

Financials — 16.1%
Bank of America	17,751	542,826

Citigroup	1,790	126,553

Goldman Sachs Group	1,290	265,637

Intercontinental Exchange	3,858	313,848

Morgan Stanley	11,373	548,747

		1,797,611

Health Care — 15.9%
Abbott Laboratories	5,128	407,984

Becton Dickinson and Co.	1,429	344,017

Humana	815	208,159

Merck	2,299	180,954

Stryker	787	148,672

UnitedHealth Group	2,124	495,041

		1,784,827

Industrials — 1.2%
Raytheon	777	137,987

Information Technology — 19.8%
Adobe *	1,205	348,546

Automatic Data Processing	1,575	258,914

Mastercard, Cl A	2,070	526,277

Microsoft	4,540	592,924

salesforce.com *	530	87,635

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Information Technology (continued)
ServiceNow *	501	$136,027

Visa, Cl A	1,620	266,377

		2,216,700

Utilities — 1.4%
NextEra Energy	796	154,774

		7,578,571

Total Common Stock (Cost $10,722,982)		10,952,207

Total Investments — 97.8% (Cost $10,722,982)		$10,952,207

Percentages are based on Net Assets of $11,197,568.

*	Non-income producing security.

ADR	— American Depositary Receipt
Cl	— Class

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
APRIL 30, 2019 (Unaudited)

The following is a list of the inputs used as of April 30, 2019 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2 ‡	Level 3	Total
Common Stock
Australia	$163,924	$—	$—	$163,924
Canada	109,443	—	—	109,443
France	610,155	—	—	610,155
Germany	256,314	—	—	256,314
India	537,135	—	—	537,135
Indonesia	109,553	—	—	109,553
Japan	—	162,113	—	162,113
Netherlands	486,437	—	—	486,437
Switzerland	363,360	—	—	363,360
United Kingdom	575,202	—	—	575,202
United States	7,578,571	—	—	7,578,571

Total Common Stock	$10,790,094	$162,113	$—	$10,952,207

Total Investments in Securities	$10,790,094	$162,113	$—	$10,952,207

‡

All Japanese securities were deemed temporarily illiquid due to extended holiday market closure. The total temporarily illiquid securities represent 1.4% of Net Assets. Total value of these securities is $162,113.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Level 1 and Level 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays.

Transfers, if any, between levels are considered to have occurred as of the end of each reporting period for purposes of this report. Comparing this reporting period ending on April 30, 2019 to the Fund inception date of March 29, 2019, there were no transfers from Level 1 to Level 2 resulting from the fair valuation of foreign equity securities on April 30, 2019. For the period ended April 30, 2019, there were no Level 3 securities.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
APRIL 30, 2019 (Unaudited)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Funds calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Funds becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. The GQG Partners Emerging Markets Equity Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
GLOBAL QUALITY EQUITY FUND
APRIL 30, 2019 (Unaudited)

If a local market in which the Fund own securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds has the ability to access at the measurement date;
●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2019, there have been no significant changes to the Funds’ fair valuation methodology.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

GQG-QH-003-0100

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US SELECT QUALITY EQUITY FUND
APRIL 30, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.5%

	Shares	Value

UNITED KINGDOM — 2.5%

AstraZeneca ADR	28,117	$1,058,886

UNITED STATES — 97.0%

Communication Services — 12.3%

Alphabet, Cl C *	1,754	2,084,594

Charter Communications, Cl A *	4,672	1,734,200

Facebook, Cl A *	7,740	1,496,916

		5,315,710

Consumer Staples — 4.1%

Procter & Gamble	16,475	1,754,258

Financials — 21.5%

Bank of America	73,664	2,252,645

Citigroup	16,299	1,152,339

Goldman Sachs Group	10,006	2,060,435

Intercontinental Exchange	20,673	1,681,749

Morgan Stanley	44,701	2,156,823

		9,303,991

Health Care — 21.4%

Abbott Laboratories	25,318	2,014,300

Becton Dickinson and Co.	6,849	1,648,828

Humana	5,381	1,374,361

Merck	12,446	979,625

Stryker	5,391	1,018,414

UnitedHealth Group	9,422	2,195,985

		9,231,513

Industrials — 5.1%

Lockheed Martin	2,563	854,325

Raytheon	7,610	1,351,460

		2,205,785

Information Technology — 30.6%

Adobe *	6,506	1,881,861

Automatic Data Processing	14,281	2,347,654

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS
US SELECT QUALITY EQUITY FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Information Technology (continued)

Mastercard, Cl A	10,046	$2,554,095

Microsoft	22,559	2,946,205

salesforce.com *	3,205	529,947

ServiceNow *	4,018	1,090,927

Visa, Cl A	11,493	1,889,794

		13,240,483

Utilities — 2.0%
NextEra Energy	4,474	869,925

		41,921,665

Total Common Stock (Cost $40,799,156)		42,980,551

Total Investments — 99.5% (Cost $40,799,156)		$42,980,551

Percentages are based on Net Assets of $43,214,158.

*	Non-income producing security.

ADR — American Depositary Receipt

  Cl — Class

As of April 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Transfers, if any, between levels are considered to have occurred as of the end of each reporting period for purposes of this report. Comparing this reporting period ending on April 30, 2019 to the prior period end July 31, 2018, there were no transfers from Level 1 to Level 2 resulting from the fair valuation of foreign equity securities on April 30, 2019. For the period ended April 30, 2019, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

GQG-QH-002-0200

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 27, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: June 27, 2019